PGIM Jennison Small-Cap Core Equity Fund Expense Example - PGIM Jennison Small-Cap Core Equity Fund - R6	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	993
Expense Example, with Redemption, 10 Years	$ 2,272